PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2014
PREPAYMENTS AND OTHER CURRENT ASSETS
Schedule of prepayments and other current assets

	December 31,	December 31,
	2013	2014
Advance to suppliers	$6,337,707	$4,275,264
Rental and other deposits	1,839,663	1,721,410
Prepaid rental expenses	723,075	194,826
Prepaid advertisement expenses	440,064	204,549
Advances to employees	83,848	124,736
Prepaid professional service fee	—	874,628
Other current assets	70,154	38,581
	$9,494,511	$7,433,994

Schedule of movement of allowance for advance to suppliers
	Balance at beginning of the year	Charge to expenses	Exchange adjustments	Balance at end of the year
2012	$269,201	$1,371,650	$20,271	$1,661,122
2013	$1,661,122	$1,333,519	$69,122	$3,063,763
2014	$3,063,763	$452,774	$(71,905)	$3,444,632